Segment Reporting - Schedule of Segment Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
2024
Total Assets	$ 15,369,392	$ 10,670,090
Total Liabilities	9,174,817	6,528,577
Cleaning [Member]
2024
Total Assets	2,896,892	4,746,652
Total Liabilities	5,608,602	4,151,935
Manpower [Member]
2024
Total Assets	8,022,029	3,627,009
Total Liabilities	2,684,509	1,256,192
Unallocated [Member]
2024
Total Assets	4,450,471	2,296,429
Total Liabilities	$ 881,706	$ 1,120,450